Deferred Government Grants	12 Months Ended
Dec. 31, 2018
Deferred Government Grant [Abstract]
Deferred Government Grants
15.	Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”) or investment in building or improving production facility. The amount of deferred government grants as of year end is net of research and development expenditures, deduction of depreciation expenses, and the amount recognized as government grant income. The Company received $3,546 of government grant in 2018 (2017 - $2,306, 2016 - $753) that were deferred. In addition, the Company received $254 in other government grants and subsidies for the year ended December 31, 2018 and recognized as income in the statements of comprehensive income (loss) (2017 - $292, 2016 - $6,104).

Summarized below are deferred government grants as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Construction of a pandemic influenza vaccine plant and buildings (a)	$276	$277
Purchasing equipment for H1N1 vaccine production (b)	54	136
Purchasing equipment for H5N1 vaccine production (c)	15	15
EV71 commercialization project (d)	474	502
Others (i)	1,167	1,108
Current deferred government grants	1,986	2,038
Construction of a pandemic influenza vaccine plant and buildings (a)	—	291
Purchasing equipment for H1N1 vaccine production (b)	—	57
Purchasing equipment for H5N1 vaccine production (c)	—	15
EV71 commercialization project (d)	1,168	1,735
EV71 phase IV clinical research (e)	977	784
Purchasing equipment for sIPV vaccine production (f)	1,454	1,537
EV71 international registration (g)	607	—
Quadra & Pentavalent research (h)	693	—
Others (i)	1,062	55
Non-current deferred government grants	5,961	4,474
Total deferred government grants	$7,947	$6,512

(a) Deferred government grants included $276 being the unamortized portion of a grant the Company received in 2007 for construction of a pandemic influenza vaccine plant and buildings (December 31, 2017 - $568), which will be fully amortized in 2019 and was included in the current portion of deferred government grants. The Company has fulfilled the conditions attached to the government grant. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. $272 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2018 (2017 - $266, 2016 - $271).

(b) Deferred government grants included $54 being the unamortized portion of a grant the Company received in 2009 for purchasing equipment for H1N1 vaccine production, which will be fully amortized in 2019 and was included in the current portion of deferred government grants. The Company has fulfilled the conditions attached to the government grant. $134 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2018 (2017 - $131, 2016 - $133).

(c) Deferred government grants included $15 being the unamortized portion of a grant the Company received in 2013 for purchasing equipment for H5N1 vaccine production, which will be fully amortized in 2019 and was included in the current portion of deferred government grants. The Company has fulfilled the conditions attached to the government grant. $15 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2018 (2017 - $15, 2016 - $15).

(d) Deferred government grants included $1,642 being the unamortized portion of a grant the Company received in 2015 for equipment purchase and construction of the enterovirus 71 (“EV71”) vaccine production facility. The Company has fulfilled the conditions attached to the government grant in 2016. $474 which will be amortized in 2019 was included in the current portion of deferred government grants and $1,168 which will be amortized after 2019 was included in the non-current portion of deferred government grants. $412 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2018 (2017 - $403, 2016 - $274), and $82 was recorded as government recognized in income for the year ended December 31, 2018 (2017 - $80, 2016 - $55).

(e) Deferred government grants included $977 being the unamortized portion of a grant the Company received in 2017 and 2018 for phase IV clinical research for EV71 vaccine. As of December 31, 2018, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(f) Deferred government grants included $1,454 being the unamortized portion of a grant the Company received in 2017 for purchasing equipment for sIPV vaccine production. As of December 31, 2018, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(g) Deferred government grants included $607 being the unamortized portion of a grant the Company received in 2018 for international registration for EV71 vaccine. As of December 31, 2018, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(h) Deferred government grants included $693 being the unamortized portion of a grant the Company received in 2018 for research for Qudravalent & Pentavalent vaccine. As of December 31, 2018, the Company has not fulfilled the conditions attached to a government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(i) As of December 31, 2018, conditions attached to a government grant received in 2017 for certain production facilities were fulfilled in 2017, of which $18 will be amortized in 2019 and $34 will be amortized after 2019, and $19 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2018. As of December 31, 2018, conditions of seven government grants totaling $2,176 have not been fulfilled by the Company, of which conditions attached to four grants totaling $1,149 were expected to be fulfilled within one year, and were included in the current portion of the deferred government grants.